UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2



1.    Name and address of issuer:

           QUESTAR FUNDS.
           1500 Forest Avenue, Suite 223
           Richmond, Virginia 23229

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

           Questar Excalibur Fund (formerly the Pheonix Fund)

      Investment Company Act File Number:  811-08655

      Securities Act File Number:  333-46323

3.    (a)  (a)  Last day of fiscal year for which this notice is filed:

                                NOVEMBER 30, 2001

(b)   [x]       Check box if this Form is being filed late (i.e.,
                more than 90 days after the end of the issuer's fiscal year).

(c)   []        Check box if this is the last time the issuer will
                be filing this Form.


4.

Calculation of registration fee:

      (i)   Aggregate sale price of securities
            sold during the fiscal year pursuant               $7,016,863
            to section 24(f):
      (ii)  Aggregate price of securities redeemed
            or repurchased during the fiscal year:             $5,730,269
      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used $0 to reduce registration fees payable to the
            Commission:
      (iv)  Total available redemption credits                 $5,730,269
            [add Items 5(ii) and 5(iii)]:
      (v)   Net sales - if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)               $1,286,594
            from Item 5(i)]:
      (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) $0 from Item 5(i)]:
      (vii) Multiplier for determining                         x
            registration fee:                                    .000092
      (viii)     Registration fee due [multiply                = $118.37
            Item 5(v) by Item 5(vii):
      5.    Prepaid
         Shares
      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a . If here is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a. 6. Interest due - if this Form is being
            filed more than 90 days after the end                   + $0
            of the issuer's fiscal year:

      7.    Total of the amount of the
            registration fee due plus any interest              =$118.37
            due [line 5(viii) plus line 7]:

8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           March 27, 2002



Method of Delivery:

      [X] Wire Transfer

      [ ] Mail or other mean

                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By    /s/ Darryl S. Peay

      Darryl S. Peay
      Vice President




Date  March 27, 2002